Commitments and Contingencies (Details Textual) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Lease commitments Description		On June 24, 2016, Eos entered into a long-term non-cancelable, operating lease for 45,000 sq. ft. of space for its current headquarters facility in Edison, New Jersey. On April 26, 2017, Eos entered into a lease for an additional 18,000 sq. ft. of adjoining space. These leases expire in September 2026 with renewal options up to 2036. Further, these leases require monthly rent payments along with executory costs, which include real estate taxes, repairs, maintenance, and insurance. In addition, the terms of the leases contain cost escalations of approximately 10% annually. The Company also has certain non-cancelable capital lease agreements for office equipment.		On June 24, 2016, Eos entered into a long-term non-cancelable operating lease for 45,000 sq. ft. of space for its current headquarters facility in Edison, New Jersey. On April 26, 2017, Eos entered into a lease for an additional 18,000 sq. ft. of adjoining space. These leases expire in September 2026 with renewal options up to 2036. Further, these leases require monthly rent payments along with executory costs, which include real estate taxes, repairs, maintenance, and insurance. In addition, the terms of the leases contain cost escalations of approximately 10% annually. The Company also has certain non-cancelable capital lease agreements for office equipment.
Rent expense		$ 570,000	$ 570,000	$ 930,000	$ 1,007,000
Cost of goods sold		0	102,000	102,000	528,000
Research and development expenses		405,000	339,000	430,000	0
General and administrative expenses		165,000	129,000	$ 398,000	$ 479,000
Non cancellable purchase amount	$ 8,000,000
Vendor deposits		$ 3,143,000
Purchase commitment, description		The Company records a purchase commitment loss if the market selling price of Gen 2.3 Battery Systems sold to customers is less than the fixed cost to manufacture the product.
Loss on purchase commitments		$ 5,807,000	$ 0